Segment information	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Segment information	Segment information Segment earnings are presented on a current cost of supplies basis (CCS earnings), which is the earnings measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance. On this basis, the purchase price of volumes sold during the period is based on the current cost of supplies during the same period after making allowance for the tax effect. CCS earnings therefore exclude the effect of changes in the oil price on inventory carrying amounts. Sales between segments are based on prices generally equivalent to commercially available prices.
INFORMATION BY SEGMENT

Quarters			$ million	Half year
Q2 2021	Q1 2021	Q2 2020		2021	2020
			Third-party revenue
9,247	11,258	7,436	Integrated Gas	20,505	17,593
2,242	1,941	1,177	Upstream	4,183	3,521
44,570	38,382	21,596	Oil Products	82,952	65,893
4,444	4,070	2,283	Chemicals	8,514	5,504
12	14	12	Corporate	26	22
60,515	55,665	32,504	Total third-party revenue¹	116,181	92,533
			Inter-segment revenue
1,794	1,351	558	Integrated Gas	3,145	1,449
8,924	7,254	4,117	Upstream	16,178	10,592
3,017	2,457	1,082	Oil Products	5,473	2,933
1,633	1,187	475	Chemicals	2,820	1,350
—	—	—	Corporate	—	—
			CCS earnings
422	2,527	(7,959)	Integrated Gas	2,949	(6,147)
2,415	1,096	(6,721)	Upstream	3,511	(7,584)
33	650	(3,023)	Oil Products	682	(811)
462	689	164	Chemicals	1,152	311
(592)	(531)	(805)	Corporate	(1,124)	(1,258)
2,741	4,430	(18,343)	Total CCS earnings	7,171	(15,490)
1.    Includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. Second quarter 2021 included losses of $340 million (Q1 2021: $1,211 million income; Q2 2020: $1,405 million income). This amount includes both the reversal of prior losses of $374 million (Q1 2021: $385 million losses; Q2 2020: $686 million gains) related to sales contracts and prior gains of $434 million (Q1 2021: $465 million gains; Q2 2020: $507 million losses) related to purchase contracts that were previously recognised and where physical settlement took place in the second quarter 2021.

RECONCILIATION OF INCOME FOR THE PERIOD TO CCS EARNINGS

Quarters			$ million	Half year
Q2 2021	Q1 2021	Q2 2020		2021	2020
3,428	5,660	(18,131)	Income/(loss) attributable to Royal Dutch Shell plc shareholders	9,087	(18,155)
131	124	30	Income/(loss) attributable to non-controlling interest	255	31
3,559	5,784	(18,101)	Income/(loss) for the period	9,343	(18,124)
			Current cost of supplies adjustment:
(994)	(1,631)	(432)	Purchases	(2,625)	3,342
208	353	98	Taxation	562	(819)
(33)	(76)	92	Share of profit/(loss) of joint ventures and associates	(108)	111
(818)	(1,354)	(242)	Current cost of supplies adjustment	(2,172)	2,634
			of which:
(793)	(1,314)	(246)	Attributable to Royal Dutch Shell plc shareholders	(2,108)	2,535
(25)	(39)	4	Attributable to non-controlling interest	(64)	100
2,741	4,430	(18,343)	CCS earnings	7,171	(15,490)
			of which:
2,634	4,345	(18,377)	CCS earnings attributable to Royal Dutch Shell plc shareholders	6,980	(15,620)
106	85	34	CCS earnings attributable to non-controlling interest	191	131